Document and Entity Information	Feb. 10, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001855485
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	First Light Acquisition Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40789
Entity Tax Identification Number	86-2967193
Entity Address, Address Line One	11110 Sunset Hills Road #2278
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(202)
Local Phone Number	503-9255
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	FLAGU
Security Exchange Name	NYSEAMER
Class A Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FLAG
Security Exchange Name	NYSEAMER
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FLAGW
Security Exchange Name	NYSEAMER